Fair Value Measurements (Financial Instruments Measured at Fair Value) (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Cash equivalents	$ 94,156	$ 169,240
Short-term investments	744,498	597,770
Debt investments	21,095	22,945
Long-term time deposits	331,290	388,613
Quoted Prices in Active Markets for Identical Assets (Level 1) [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Cash equivalents	0	0
Short-term investments	0	0
Debt investments	0	0
Long-term time deposits	0	0
Significant Other Observable Inputs (Level 2) [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Cash equivalents	94,156	169,240
Short-term investments	744,498	597,770
Debt investments	0	0
Long-term time deposits	331,290	388,613
Significant Unobservable Inputs (Level 3) [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Cash equivalents	0	0
Short-term investments	0	0
Debt investments	21,095	22,945
Long-term time deposits	$ 0	$ 0